Leases - Summary of Future Aggregate Undiscounted Non-cancellable Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Lease liabilities	$ 263	$ 288
Lease liabilities included in the consolidated statement of financial position
Current	56	64
Non-current	179	197
Within 1 year [Member]
Statement [Line Items]
Lease liabilities	68	73
Between 1 and 2 years [Member]
Statement [Line Items]
Lease liabilities	52	63
Between 2 and 3 years [Member]
Statement [Line Items]
Lease liabilities	40	46
Between 3 and 4 years [Member]
Statement [Line Items]
Lease liabilities	29	35
Between 4 and 5 years [Member]
Statement [Line Items]
Lease liabilities	21	26
Later than 5 years [Member]
Statement [Line Items]
Lease liabilities	$ 53	$ 45